Employee benefit plans (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Japan
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 872,867	¥ 833,080
Accumulated benefit obligation	847,017	806,774
Fair value of plan assets	198,315	170,234
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	535,630	490,844
Accumulated benefit obligation	515,918	468,611
Fair value of plan assets	¥ 215,006	¥ 201,402